Organization and Nature of Business (Details)		12 Months Ended
	May 09, 2022 shares	Dec. 31, 2022	Apr. 04, 2022 USD ($) $ / shares shares
Disclosure of general information about entity [Line Items]
Stock conversion ratio		0.01
Common stock | Class A | Private Placement
Disclosure of general information about entity [Line Items]
Common stock shares subscribed but not issued			18,500,000
Common stock value subscribed but not issued | $			$ 185,000,000
Common stock | Class A | Private Placement | PIPE Investors
Disclosure of general information about entity [Line Items]
Common stock shares subscribed but not issued			35,730,000
Share price | $ / shares			$ 10
Common stock value subscribed but not issued | $			$ 357,300,000
Common stock | Class A | Private Placement | Zanite Sponsor LLC
Disclosure of general information about entity [Line Items]
Common stock shares subscribed but not issued			2,500,000
Common stock value subscribed but not issued | $			$ 25,000,000
Embraer Aircraft Holding Inc. ("EAH")
Disclosure of general information about entity [Line Items]
Ownership Percentage		90.00%
Business Combination Agreement | Embraer Aircraft Holding Inc. ("EAH") | Zanite Acquisition Corp. | Common stock | Class A
Disclosure of general information about entity [Line Items]
Issuance of shares for consideration (in shares)	220,000,000